High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (0.5%)	Shares/ Par +	Value $ (000’s)

Communications (0.0%)
iHeartMedia, Inc. *	22,266	163

Total		163

Consumer, Non-cyclical (0.2%)
Mallinckrodt PLC *	64,634	1,099

Total		1,099

Energy (0.3%)
Superior Energy Services, Inc. *,Æ	35,182	2,269

Total		2,269

Total Common Stocks (Cost: $2,758)		3,531

Corporate Bonds (95.1%)

Basic Materials (3.5%)
Ashland LLC
3.375%, 9/1/31 144A	825,000	638
Axalta Coating Systems LLC
3.375%, 2/15/29 144A	875,000	686
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding
4.750%, 6/15/27 144A	600,000	534
Cheever Escrow Issuer, LLC
7.125%, 10/1/27 144A	700,000	626
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	131
5.375%, 2/1/25 144A	2,500,000	2,465
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,281
4.875%, 3/1/31 144A	1,025,000	847
Coeur Mining, Inc.
5.125%, 2/15/29 144A	1,675,000	1,266
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	1,400,000	1,316
6.750%, 12/1/27 144A	1,000,000	940
Diamond BC BV
4.625%, 10/1/29 144A	3,225,000	2,244
Element Solutions, Inc.
3.875%, 9/1/28 144A	1,650,000	1,329
Freeport-McMoRan, Inc.
5.000%, 9/1/27	300,000	290
5.250%, 9/1/29	50,000	46
H.B. Fuller Co.
4.250%, 10/15/28	525,000	442
Herens Holdco SARL
4.750%, 5/15/28 144A	3,150,000	2,520
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 7/1/28 144A	725,000	602
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,250,000	961
6.250%, 10/1/29 144A	1,800,000	1,233
Polar US Borrower LLC
6.750%, 5/15/26 144A	1,925,000	1,059

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Basic Materials continued
SPCM SA
3.125%, 3/15/27 144A	250,000	215
3.375%, 3/15/30 144A	425,000	332
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	580
5.625%, 8/15/29 144A	1,200,000	900

Total		23,483

Communications (16.4%)
Cars.com, Inc.
6.375%, 11/1/28 144A	1,900,000	1,620
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	750,000	575
4.250%, 1/15/34 144A	1,200,000	859
4.500%, 8/15/30 144A	2,175,000	1,720
4.500%, 5/1/32	1,050,000	801
4.500%, 6/1/33 144A	1,175,000	868
4.750%, 3/1/30 144A	3,400,000	2,758
4.750%, 2/1/32 144A	450,000	350
5.000%, 2/1/28 144A	2,000,000	1,724
5.125%, 5/1/27 144A	2,975,000	2,685
5.375%, 6/1/29 144A	1,350,000	1,182
5.500%, 5/1/26 144A	275,000	261
Ciena Corp.
4.000%, 1/31/30 144A	325,000	271
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	582
4.125%, 12/1/30 144A	950,000	710
4.500%, 11/15/31 144A	2,750,000	2,066
4.625%, 12/1/30 144A	1,650,000	1,122
5.250%, 6/1/24	1,425,000	1,318
5.500%, 4/15/27 144A	1,675,000	1,474
5.750%, 1/15/30 144A	4,200,000	2,985
6.500%, 2/1/29 144A	1,450,000	1,280
7.500%, 4/1/28 144A	1,925,000	1,571
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	1,751,000	1,477
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	675,000	134
6.625%, 8/15/27 144A	1,900,000	133
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 8/15/27 144A	1,850,000	1,595
DISH DBS Corp.
5.125%, 6/1/29	2,950,000	1,733
5.750%, 12/1/28 144A	1,100,000	831
7.375%, 7/1/28	750,000	505
7.750%, 7/1/26	1,350,000	1,035
Entercom Media Corp.
6.500%, 5/1/27 144A	2,250,000	551
6.750%, 3/31/29 144A	1,650,000	397
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	1,625,000	1,497

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
Gray Escrow II, Inc.
5.375%, 11/15/31 144A	1,175,000	922
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	393
5.875%, 7/15/26 144A	2,575,000	2,375
7.000%, 5/15/27 144A	750,000	705
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	354
5.250%, 8/15/27 144A	1,075,000	918
6.375%, 5/1/26	375,901	349
8.375%, 5/1/27	4,928,194	4,144
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,774	12
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp.
3.625%, 1/15/31	425,000	334
4.000%, 2/15/30	100,000	84
4.875%, 1/15/29	675,000	602
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	1,786
4.625%, 6/1/28 144A	1,450,000	1,267
5.000%, 12/15/27 144A	525,000	469
Midas OpCo Holdings LLC
5.625%, 8/15/29 144A	5,200,000	4,277
Millennium Escrow Corp.
6.625%, 8/1/26 144A	1,225,000	968
News Corp.
5.125%, 2/15/32 144A	175,000	154
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	2,125,000	1,806
5.625%, 7/15/27 144A	3,225,000	2,965
Outfront Media Capital LLC / Outfront Media Capital Corp.	144A	144A
4.250%, 1/15/29 144A	1,150,000	903
4.625%, 3/15/30 144A	1,100,000	857
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	500,000	399
5.375%, 1/15/31 144A	750,000	568
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,925,000	1,675
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	113
5.125%, 2/15/27 144A	3,975,000	3,288
5.500%, 3/1/30 144A	1,175,000	844
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	944
3.875%, 9/1/31 144A	3,025,000	2,346
4.000%, 7/15/28 144A	725,000	617
4.125%, 7/1/30 144A	1,775,000	1,443
5.500%, 7/1/29 144A	925,000	832
Sprint Corp.
7.625%, 2/15/25	700,000	717
TEGNA, Inc.
4.625%, 3/15/28	600,000	554
5.000%, 9/15/29	3,375,000	3,107
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	3,816

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	5,025,000	3,839
T-Mobile USA, Inc.
2.250%, 2/15/26	1,950,000	1,745
2.875%, 2/15/31	650,000	524
3.375%, 4/15/29	1,525,000	1,318
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,142
7.375%, 6/30/30 144A	775,000	740
UPC Broadband Finco BV
4.875%, 7/15/31 144A	3,450,000	2,677
Urban One, Inc.
7.375%, 2/1/28 144A	2,050,000	1,742
Viavi Solutions, Inc.
3.750%, 10/1/29 144A	350,000	280
Virgin Media Finance PLC
5.000%, 7/15/30 144A	2,700,000	1,986
Virgin Media Secured Finance PLC
5.500%, 5/15/29 144A	475,000	407
Virgin Media Vendor Financing Notes IV
5.000%, 7/15/28 144A	2,050,000	1,658
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	875,000	663
4.750%, 7/15/31 144A	1,475,000	1,138
VZ Secured Financing BV
5.000%, 1/15/32 144A	1,225,000	915
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	411
6.000%, 1/15/27 144A	3,050,000	2,547
Ziggo BV
4.875%, 1/15/30 144A	200,000	158

Total		110,467

Consumer, Cyclical (16.4%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	432
3.875%, 1/15/28 144A	1,125,000	979
4.000%, 10/15/30 144A	5,775,000	4,548
4.375%, 1/15/28 144A	1,175,000	1,018
Academy, Ltd.
6.000%, 11/15/27 144A	1,225,000	1,112
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	2,892
Affinity Gaming
6.875%, 12/15/27 144A	2,300,000	1,875
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	1,150,000	1,080
5.750%, 4/20/29 144A	1,125,000	982
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	215
4.000%, 1/15/28 144A	725,000	634
Aramark Services, Inc.
5.000%, 2/1/28 144A	225,000	200
6.375%, 5/1/25 144A	2,525,000	2,474
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,625,000	1,299
5.000%, 2/15/32 144A	450,000	347

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
BCPE Empire Holdings, Inc.
7.625%, 5/1/27 144A	4,400,000	3,815
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,460
4.750%, 6/15/31 144A	575,000	466
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	630
5.750%, 7/1/25 144A	1,750,000	1,689
6.250%, 7/1/25 144A	1,600,000	1,542
8.125%, 7/1/27 144A	2,325,000	2,221
CCM Merger, Inc.
6.375%, 5/1/26 144A	275,000	251
Clarios Global LP
6.750%, 5/15/25 144A	135,000	132
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	258
8.500%, 5/15/27 144A	7,550,000	7,206
Dana Financing Luxembourg SARL
5.750%, 4/15/25 144A	650,000	619
Dana, Inc.
4.500%, 2/15/32	675,000	481
5.625%, 6/15/28	175,000	144
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29 144A	3,625,000	2,614
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	601
3.375%, 11/13/25	3,250,000	2,871
4.000%, 11/13/30	1,975,000	1,540
4.063%, 11/1/24	1,700,000	1,596
4.125%, 8/17/27	1,350,000	1,162
4.271%, 1/9/27	1,675,000	1,466
4.389%, 1/8/26	1,975,000	1,788
5.113%, 5/3/29	2,950,000	2,560
5.125%, 6/16/25	2,250,000	2,123
Foundation Building Materials, Inc.
6.000%, 3/1/29 144A	3,300,000	2,408
The Gap, Inc.
3.625%, 10/1/29 144A	1,050,000	683
3.875%, 10/1/31 144A	475,000	302
GYP Holdings III Corp.
4.625%, 5/1/29 144A	2,475,000	1,883
H&E Equipment Services, Inc.
3.875%, 12/15/28 144A	2,775,000	2,178
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	536
3.750%, 5/1/29 144A	1,150,000	950
4.875%, 1/15/30	500,000	435
5.750%, 5/1/28 144A	550,000	514
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,017
6.000%, 5/15/27 144A	1,325,000	1,126
6.375%, 5/15/29 144A	900,000	774
Interface, Inc.
5.500%, 12/1/28 144A	850,000	724
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	528,000	510
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	511

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Kontoor Brands, Inc.
4.125%, 11/15/29 144A	450,000	359
MGM Resorts International
6.000%, 3/15/23	1,725,000	1,726
Midwest Gaming Borrower LLC
4.875%, 5/1/29 144A	1,275,000	1,050
Mohegan Gaming & Entertainment
8.000%, 2/1/26 144A	4,050,000	3,380
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 4/1/26 144A	650,000	597
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	1,175,000	899
5.625%, 1/15/27 144A	250,000	221
Raptor Acquisition Corp. / Raptor Co-Issuer LLC
4.875%, 11/1/26 144A	200,000	172
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29 144A	4,975,000	3,592
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, 3/1/30 144A	1,725,000	1,383
Scientific Games International, Inc.
7.250%, 11/15/29 144A	1,250,000	1,163
8.625%, 7/1/25 144A	1,400,000	1,433
SeaWorld Parks & Entertainment, Inc.
5.250%, 8/15/29 144A	2,500,000	2,076
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	1,775,000	1,559
7.000%, 7/1/25 144A	138,000	138
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,125,000	1,695
6.125%, 7/1/29 144A	2,950,000	2,369
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,642
4.625%, 12/1/31 144A	1,300,000	982
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,073
5.875%, 3/1/27	900,000	849
White Cap Buyer LLC
6.875%, 10/15/28 144A	1,825,000	1,489
White Cap Parent LLC
8.250%, 3/15/26 144A	1,650,000	1,398
The William Carter Co.
5.625%, 3/15/27 144A	400,000	374
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	665
3.875%, 7/15/30 144A	325,000	266
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,362
4.750%, 1/15/30 144A	725,000	634
5.375%, 4/1/32	625,000	554

Total		110,973

Consumer, Non-cyclical (14.9%)
AdaptHealth LLC
4.625%, 8/1/29 144A	1,450,000	1,162
5.125%, 3/1/30 144A	1,425,000	1,175

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
AHP Health Partners, Inc.
5.750%, 7/15/29 144A	1,025,000	794
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	307
3.500%, 2/15/23 144A	325,000	321
3.500%, 3/15/29 144A	2,050,000	1,652
4.875%, 2/15/30 144A	450,000	381
5.875%, 2/15/28 144A	700,000	646
7.500%, 3/15/26 144A	625,000	629
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	2,225,000	1,436
6.625%, 7/15/26 144A	1,425,000	1,270
9.750%, 7/15/27 144A	5,050,000	4,151
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,482
4.625%, 7/15/28 144A	2,350,000	2,091
Bausch Health Cos., Inc.
4.875%, (ICE LIBOR USD 3 Month plus
3.000%), 6/1/28 144A	350,000	226
5.000%, 1/30/28 144A	1,200,000	442
5.000%, 2/15/29 144A	625,000	242
5.250%, 1/30/30 144A	1,900,000	710
5.250%, 2/15/31 144A	625,000	235
5.500%, 11/1/25 144A	725,000	576
5.750%, 8/15/27 144A	775,000	528
6.125%, 2/1/27 144A	300,000	208
6.250%, 2/15/29 144A	1,775,000	662
7.250%, 5/30/29 144A	2,200,000	842
8.500%, 1/31/27 144A	2,175,000	924
9.250%, 4/1/26 144A	525,000	311
Bellring Brands, Inc.
7.000%, 3/15/30 144A	1,850,000	1,692
Catalent Pharma Solutions, Inc.
3.500%, 4/1/30 144A	700,000	551
Centene Corp.
2.625%, 8/1/31	725,000	546
3.000%, 10/15/30	375,000	297
3.375%, 2/15/30	900,000	736
4.250%, 12/15/27	2,400,000	2,195
4.625%, 12/15/29	2,425,000	2,179
Charles River Laboratories International, Inc.
3.750%, 3/15/29 144A	525,000	437
4.000%, 3/15/31 144A	550,000	444
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	696
5.625%, 3/15/27 144A	750,000	577
6.000%, 1/15/29 144A	225,000	165
6.125%, 4/1/30 144A	1,275,000	601
6.875%, 4/15/29 144A	2,825,000	1,365
8.000%, 3/15/26 144A	1,125,000	974
DaVita, Inc.
4.625%, 6/1/30 144A	975,000	754
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	830
5.500%, 6/1/28 144A	875,000	782
Embecta Corp.
5.000%, 2/15/30 144A	525,000	451
6.750%, 2/15/30 144A	1,850,000	1,708

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	750
6.000%, 6/1/29 144A	2,375,000	1,741
Garden Spinco Corp.
8.625%, 7/20/30 144A	675,000	697
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	450
4.500%, 7/1/28 144A	250,000	224
Global Medical Response, Inc.
6.500%, 10/1/25 144A	2,825,000	2,370
Grifols Escrow Issuer SA
4.750%, 10/15/28 144A	1,175,000	907
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,969,000	4,359
HCA, Inc.
3.500%, 9/1/30	1,400,000	1,156
5.375%, 2/1/25	1,250,000	1,235
5.875%, 2/15/26	1,050,000	1,036
HealthEquity, Inc.
4.500%, 10/1/29 144A	1,700,000	1,436
Jazz Securities DAC
4.375%, 1/15/29 144A	1,825,000	1,576
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	517
5.375%, 1/15/29 144A	150,000	105
6.750%, 4/15/25 144A	825,000	781
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
1.000%, 6/15/29 144A	1,839,000	1,002
MEDNAX, Inc.
5.375%, 2/15/30 144A	1,125,000	932
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,303
5.250%, 10/1/29 144A	5,900,000	4,455
MPH Acquisition Holdings LLC
5.500%, 9/1/28 144A	900,000	743
5.750%, 11/1/28 144A	3,925,000	2,948
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	1,275,000	1,250
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	475,000	473
4.750%, 7/15/31 144A	625,000	613
5.625%, 10/1/28 144A	875,000	869
5.875%, 10/1/30 144A	1,050,000	1,046
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	363
5.125%, 4/30/31 144A	1,800,000	1,475
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,187
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	778
5.625%, 1/15/28 144A	975,000	890
5.750%, 3/1/27 144A	1,405,000	1,340
Prestige Brands, Inc.
3.750%, 4/1/31 144A	700,000	544
5.125%, 1/15/28 144A	425,000	383
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	1,825,000	1,633

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Signal Parent, Inc.
6.125%, 4/1/29 144A	1,950,000	946
Syneos Health, Inc.
3.625%, 1/15/29 144A	925,000	737
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	1,075,000	796
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	218
4.625%, 11/15/27	450,000	405
Tenet Healthcare Corp.
4.250%, 6/1/29 144A	225,000	186
4.625%, 7/15/24	576,000	557
4.625%, 6/15/28 144A	125,000	109
4.875%, 1/1/26 144A	1,200,000	1,115
5.125%, 11/1/27 144A	1,450,000	1,301
6.125%, 10/1/28 144A	2,450,000	2,146
6.125%, 6/15/30 144A	775,000	710
6.250%, 2/1/27 144A	1,125,000	1,050
United Rentals North America, Inc.
3.875%, 2/15/31	275,000	224
4.875%, 1/15/28	1,225,000	1,123
5.250%, 1/15/30	425,000	385
5.500%, 5/15/27	400,000	387
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	579
4.750%, 2/15/29 144A	1,500,000	1,284
6.250%, 4/15/25 144A	225,000	221
ZipRecruiter, Inc.
5.000%, 1/15/30 144A	975,000	787

Total		100,216

Diversified (0.2%)
Stena International SA
6.125%, 2/1/25 144A	1,325,000	1,243

Total		1,243

Energy (13.4%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	1,942
5.750%, 3/1/27 144A	2,375,000	2,197
5.750%, 1/15/28 144A	2,600,000	2,366
7.875%, 5/15/26 144A	1,000,000	1,005
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	832
7.625%, 2/1/29 144A	244,000	244
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,736
6.875%, 4/1/27 144A	3,275,000	2,933
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	534
7.000%, 11/1/26 144A	1,650,000	1,591
8.250%, 12/31/28 144A	575,000	553
9.000%, 11/1/27 144A	414,000	505
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	875,000	771
Callon Petroleum Co.
6.375%, 7/1/26	900,000	811
7.500%, 6/15/30 144A	250,000	219

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
8.250%, 7/15/25	425,000	413
Centennial Resource Production LLC
5.375%, 1/15/26 144A	25,000	23
6.875%, 4/1/27 144A	1,725,000	1,669
Cheniere Energy Partners LP
3.250%, 1/31/32	550,000	422
4.000%, 3/1/31	1,500,000	1,258
4.500%, 10/1/29	1,150,000	1,012
Cheniere Energy, Inc.
4.625%, 10/15/28	975,000	894
Chesapeake Energy Corp.
5.875%, 2/1/29 144A	225,000	209
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 *	1,000,000	25
CNX Midstream Partners LP
4.750%, 4/15/30 144A	1,125,000	883
Comstock Resources, Inc.
5.875%, 1/15/30 144A	650,000	566
6.750%, 3/1/29 144A	2,400,000	2,214
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.000%, 4/1/29 144A	1,500,000	1,444
CrownRock LP / CrownRock Finance, Inc.
5.000%, 5/1/29 144A	325,000	287
5.625%, 10/15/25 144A	3,025,000	2,896
DT Midstream, Inc.
4.375%, 6/15/31 144A	1,450,000	1,196
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 1/30/28 144A	850,000	808
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	4,275,000	4,041
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	846
4.750%, 1/15/31 144A	1,325,000	1,052
5.500%, 7/15/28	1,925,000	1,645
6.000%, 7/1/25 144A	331,000	306
6.500%, 7/1/27 144A	1,825,000	1,686
6.500%, 7/15/48	1,025,000	782
7.500%, 6/1/27 144A	975,000	929
EQT Corp.
5.000%, 1/15/29	350,000	327
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	505
5.500%, 10/15/30 144A	475,000	408
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	1,138
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,725,000	1,520
6.375%, 4/15/27 144A	425,000	406
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,275,000	1,109
7.375%, 5/15/27 144A	225,000	208
7.500%, 1/15/28 144A	950,000	775
NuStar Logistics LP
5.625%, 4/28/27	1,900,000	1,657
Oasis Petroleum, Inc.
6.375%, 6/1/26 144A	525,000	499

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
Occidental Petroleum Corp.
5.875%, 9/1/25	1,225,000	1,229
6.375%, 9/1/28	125,000	124
6.450%, 9/15/36	1,225,000	1,225
6.625%, 9/1/30	1,400,000	1,421
8.000%, 7/15/25	625,000	662
8.875%, 7/15/30	1,600,000	1,781
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,411
6.125%, 9/15/24	213,000	210
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	331
7.125%, 1/15/26 144A	1,650,000	1,548
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	412
4.875%, 5/15/25	350,000	330
5.000%, 3/15/23	113,000	113
8.250%, 1/15/29	875,000	890
Rockcliff Energy II LLC
5.500%, 10/15/29 144A	1,025,000	897
SM Energy Co.
5.625%, 6/1/25	1,000,000	960
6.500%, 7/15/28	200,000	190
6.625%, 1/15/27	250,000	240
6.750%, 9/15/26	1,100,000	1,059
Southwestern Energy Co.
4.750%, 2/1/32	725,000	608
5.375%, 3/15/30	300,000	270
8.375%, 9/15/28	1,100,000	1,139
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.750%, 4/15/25	1,650,000	1,341
Tap Rock Resources LLC
7.000%, 10/1/26 144A	1,175,000	1,074
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,549
5.500%, 3/1/30	2,250,000	2,019
6.500%, 7/15/27	300,000	296
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,464
5.000%, 1/31/28 144A	1,775,000	1,564
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	981
Ultra Resources, Inc. Contingent Value Rights *,Æ	1,380	–
USA Compression Finance Corp.
6.875%, 4/1/26	3,550,000	3,266
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,475,000	1,341
Western Gas Partners LP
4.500%, 3/1/28	1,100,000	995
5.300%, 3/1/48	2,650,000	2,180
5.450%, 4/1/44	650,000	533
5.500%, 8/15/48	400,000	323
Western Midstream Operating LP
4.300%, 2/1/30	325,000	278

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
4.650%, 7/1/26	175,000	164

Total		90,715

Financial (8.2%)
AmWINS Group, Inc.
4.875%, 6/30/29 144A	2,575,000	2,137
Ardonagh Midco 2 PLC
11.500%, 1/15/27 144A Þ	2,408,937	2,445
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,300,000	1,010
7.000%, 8/15/25 144A	3,250,000	3,001
BroadStreet Partners, Inc.
5.875%, 4/15/29 144A	5,825,000	4,587
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28 144A	400,000	371
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,725,000	1,587
HUB International, Ltd.
5.625%, 12/1/29 144A	2,575,000	2,150
7.000%, 5/1/26 144A	9,925,000	9,413
National Financial Partners Corp.
7.500%, 10/1/30 144A	1,300,000	1,234
Navient Corp.
5.000%, 3/15/27	450,000	368
5.500%, 3/15/29	1,650,000	1,254
6.750%, 6/25/25	1,175,000	1,100
6.750%, 6/15/26	1,250,000	1,135
NFP Corp.
6.875%, 8/15/28 144A	7,125,000	5,558
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,550,000	1,271
3.625%, 3/1/29 144A	1,475,000	1,135
3.875%, 3/1/31 144A	1,525,000	1,105
4.000%, 10/15/33 144A	1,200,000	825
Ryan Specialty Group LLC
4.375%, 2/1/30 144A	650,000	551
United Shore Financial Services LLC
5.500%, 11/15/25 144A	2,950,000	2,573
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,725,000	1,311
5.750%, 6/15/27 144A	725,000	575
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	5,250,000	5,047
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	116
3.875%, 2/15/29 144A	200,000	168
4.250%, 12/1/26 144A	1,125,000	1,016
4.500%, 9/1/26 144A	450,000	411
4.625%, 6/15/25 144A	400,000	376
4.625%, 12/1/29 144A	1,350,000	1,171
5.625%, 5/1/24 144A	475,000	467
5.750%, 2/1/27 144A	225,000	212

Total		55,680

Health Care (0.3%)
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,310

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Health Care continued
5.000%, 5/15/27 144A	750,000	699

Total		2,009

Industrial (12.4%)
ARD Finance SA
6.500%, 6/30/27 144A	3,057,214	2,093
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	144A	144A
4.000%, 9/1/29 144A	1,975,000	1,446
5.250%, 8/15/27 144A	7,100,000	4,443
Ball Corp.
2.875%, 8/15/30	1,575,000	1,209
3.125%, 9/15/31	300,000	226
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,058
5.625%, 7/15/27 144A	1,150,000	1,076
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28 144A	1,575,000	1,298
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 144A	6,900,000	5,707
Cornerstone Building Brands, Inc.
6.125%, 1/15/29 144A	900,000	502
CP Atlas Buyer, Inc.
7.000%, 12/1/28 144A	3,500,000	2,607
Crown Americas LLC
5.250%, 4/1/30 144A	400,000	360
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,094
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,400,000	1,780
4.750%, 6/15/28 144A	900,000	713
6.500%, 12/31/27 144A	1,375,000	1,221
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	5,050,000	4,646
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	361
3.500%, 3/1/29 144A	450,000	370
3.750%, 2/1/30 144A	175,000	144
4.750%, 7/15/27 144A	500,000	458
II-VI, Inc.
5.000%, 12/15/29 144A	2,100,000	1,737
Koppers, Inc.
6.000%, 2/15/25 144A	3,850,000	3,446
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	201
5.875%, 6/30/29 144A	4,800,000	3,344
Mauser Packaging Solutions
5.500%, 4/15/24 144A	975,000	926
7.250%, 4/15/25 144A	2,850,000	2,507
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, 2/1/30 144A	375,000	278
OI European Group BV
4.750%, 2/15/30 144A	450,000	358
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	1,914
5.875%, 8/15/23 144A	271,000	268
6.375%, 8/15/25 144A	925,000	866
6.625%, 5/13/27 144A	375,000	340

Corporate Bonds (95.1%)	Shares/Par +	Value $ (000’s)

Industrial continued
Redwood Star Merger Sub, Inc.
8.750%, 4/1/30 144A	2,450,000	1,905
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	491
Sensata Technologies BV
5.875%, 9/1/30 144A	1,175,000	1,099
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	510
4.375%, 7/15/30 144A	1,425,000	1,090
4.750%, 1/15/28 144A	1,325,000	1,120
5.000%, 2/15/27 144A	3,375,000	2,987
TK Elevator Holdco GmbH
7.625%, 7/15/28 144A	1,121,000	939
TK Elevator US Newco, Inc.
5.250%, 7/15/27 144A	2,175,000	1,849
TransDigm UK Holdings PLC
6.875%, 5/15/26	1,775,000	1,683
TransDigm, Inc.
4.625%, 1/15/29	2,275,000	1,831
4.875%, 5/1/29	775,000	626
5.500%, 11/15/27	1,250,000	1,087
6.250%, 3/15/26 144A	3,025,000	2,934
6.375%, 6/15/26	1,850,000	1,748
7.500%, 3/15/27	675,000	643
Trident TPI Holdings, Inc.
6.625%, 11/1/25 144A	2,225,000	1,917
9.250%, 8/1/24 144A	1,575,000	1,445
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	470
8.500%, 8/15/27 144A	3,975,000	3,509
TTM Technologies, Inc.
4.000%, 3/1/29 144A	950,000	765
Watco Cos. LLC / Watco Finance Corp.
6.500%, 6/15/27 144A	2,150,000	1,957
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	775,000	775
7.250%, 6/15/28 144A	1,075,000	1,053

Total		83,430

Technology (7.1%)
AMG AG
7.000%, 7/31/25 144A	1,050,000	949
Black Knight InfoServ LLC
3.625%, 9/1/28 144A	1,225,000	1,044
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	400,000	344
4.000%, 7/1/29 144A	250,000	214
Boxer Parent Co., Inc.
9.125%, 3/1/26 144A	1,525,000	1,466
CDW LLC / CDW Finance Corp.
3.250%, 2/15/29	200,000	162
Central Parent, Inc. / Central Merger Sub, Inc.
7.250%, 6/15/29 144A	1,950,000	1,854
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	289
4.875%, 7/1/29 144A	1,975,000	1,546
Condor Merger Sub, Inc.
7.375%, 2/15/30 144A	5,125,000	4,190
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	725,000	639

High Yield Bond Portfolio

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
6.500%, 10/15/28 144A	1,825,000	1,549
The Dun & Bradstreet Corp.
5.000%, 12/15/29 144A	1,175,000	969
Elastic NV
4.125%, 7/15/29 144A	1,800,000	1,422
Entegris Escrow Corp.
5.950%, 6/15/30 144A	1,150,000	1,050
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	574
Fair Isaac Corp.
4.000%, 6/15/28 144A	625,000	533
Helios Software Holdings, Inc.
4.625%, 5/1/28 144A	1,800,000	1,345
Logan Merger Sub, Inc.
5.500%, 9/1/27 144A	2,875,000	1,763
Minerva Merger Sub, Inc.
6.500%, 2/15/30 144A	5,825,000	4,605
NCR Corp.
5.000%, 10/1/28 144A	875,000	688
5.125%, 4/15/29 144A	1,475,000	1,106
5.250%, 10/1/30 144A	1,425,000	1,075
5.750%, 9/1/27 144A	1,025,000	929
6.125%, 9/1/29 144A	650,000	560
ON Semiconductor Corp.
3.875%, 9/1/28 144A	675,000	577
Open Text Corp.
3.875%, 2/15/28 144A	800,000	662
3.875%, 12/1/29 144A	125,000	96
4.125%, 2/15/30 144A	800,000	639
4.125%, 12/1/31 144A	300,000	226
Picard Midco, Inc.
6.500%, 3/31/29 144A	450,000	380
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	1,207
5.375%, 12/1/28 144A	2,675,000	1,257
Roblox Corp.
3.875%, 5/1/30 144A	1,375,000	1,119
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,225,000	2,387
Science Applications International Corp.
4.875%, 4/1/28 144A	500,000	445
Seagate HDD Cayman
3.125%, 7/15/29	1,750,000	1,282
3.375%, 7/15/31	1,225,000	855
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	177
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,284

Corporate Bonds (95.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
Synaptics, Inc.
4.000%, 6/15/29 144A	575,000	463
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500%, 9/1/25 144A	2,250,000	1,723

Total		47,644

Utilities (2.3%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	425,000	406
5.750%, 5/20/27	550,000	494
5.875%, 8/20/26	2,350,000	2,129
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	978
4.500%, 2/15/28 144A	1,575,000	1,388
4.625%, 2/1/29 144A	350,000	285
5.000%, 2/1/31 144A	200,000	159
5.125%, 3/15/28 144A	1,075,000	923
5.250%, 6/1/26 144A	299,000	282
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	1,794
5.250%, 6/15/29 144A	775,000	678
5.750%, 1/15/28	800,000	738
6.625%, 1/15/27	625,000	612
Solaris Midstream Holdings LLC
7.625%, 4/1/26 144A	650,000	624
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	994
5.500%, 9/1/26 144A	1,400,000	1,299
5.625%, 2/15/27 144A	1,925,000	1,802

Total		15,585

Total Corporate Bonds (Cost: $771,451)		641,445

Short-Term Investments (2.7%)

Money Market Funds (2.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	18,150,848	18,151

Total		18,151

Total Short-Term Investments (Cost: $18,151)		18,151

Total Investments (98.3%) (Cost: $792,360)@		663,127

Other Assets, Less Liabilities (1.7%)		11,179

Net Assets (100.0%)		674,306

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $527,550 representing 78.3% of the net assets.

Þ	PIK - Payment In Kind.
#	7-Day yield as of 9/30/2022.

High Yield Bond Portfolio

@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $792,360 and the net unrealized depreciation of investments based on that cost was $129,233 which is comprised of $2,363 aggregate gross unrealized appreciation and $131,596 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$—	$—	$2,269
All Others	1,262	—	—
Corporate Bonds
Communications	—	110,455	12
Energy	—	90,715	—
All Others	—	440,263	—
Short-Term Investments	18,151	—	—

Total Assets:	$19,413	$641,433	$2,281

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand